PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
1,601,213	Schwab U.S. TIPS ETF	$90,884,850	9.0

	Total Exchange-Traded Funds (Cost $87,220,483)	90,884,850	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
9,342	Voya Australia Index Portfolio - Class I	75,860	0.0
3,734,065	Voya Emerging Markets Index Portfolio - Class I	40,925,353	4.0
7,218,075	Voya International Index Portfolio - Class I	71,098,037	7.0
3,227,729	Voya RussellTM Mid Cap Index Portfolio - Class I	41,185,826	4.1
1,599,160	Voya RussellTM Small Cap Index Portfolio - Class I	20,821,069	2.0
37,633,104	Voya U.S. Bond Index Portfolio - Class I	412,835,147	40.6
21,495,960	Voya U.S. Stock Index Portfolio - Class I	339,206,249	33.3

	Total Mutual Funds (Cost $896,915,998)	926,147,541	91.0

	Total Investments in Securities (Cost $984,136,481)	$1,017,032,391	100.0
	Assets in Excess of Other Liabilities	352,758	0.0
	Net Assets	$1,017,385,149	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$90,884,850	$–	$–	$90,884,850
Mutual Funds	926,147,541	–	–	926,147,541
Total Investments, at fair value	$1,017,032,391	$–	$–	$1,017,032,391

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$12,296,337	$1,100,203	$(14,269,281)	$948,601	$75,860	$1,000,023	$105,675	$-
Voya Emerging Markets Index Portfolio - Class I	49,203,837	8,268,961	(15,407,255)	(1,140,190)	40,925,353	1,190,086	3,349,530	-
Voya Euro STOXX 50® Index Portfolio - Class I	44,340,615	2,519,580	(49,217,592)	2,357,397	-	2,141,950	2,466,899	96,234
Voya FTSE 100 Index® Portfolio - Class I	29,544,153	4,415,392	(39,673,102)	5,713,557	-	2,316,742	(5,818,862)	955,330
Voya Hang Seng Index Portfolio - Class I	2,478,931	721,109	(3,467,047)	267,007	-	91,345	(669,386)	460,665
Voya International Index Portfolio - Class I	-	71,241,548	(287,620)	144,109	71,098,037	-	3,659	-
Voya Japan TOPIX Index® Portfolio - Class I	29,492,908	6,131,619	(37,717,498)	2,092,971	-	1,121,773	(3,955,054)	3,319,639
Voya RussellTM Mid Cap Index Portfolio - Class I	49,492,264	11,555,234	(21,082,710)	1,221,038	41,185,826	774,599	(626,967)	8,730,076
Voya RussellTM Small Cap Index Portfolio - Class I	29,643,384	6,695,736	(16,152,468)	634,417	20,821,069	326,931	373,907	3,151,970
Voya U.S. Bond Index Portfolio - Class I	433,423,330	40,695,660	(87,740,300)	26,456,457	412,835,147	7,668,525	890,781	-
Voya U.S. Stock Index Portfolio - Class I	251,208,625	104,331,540	(41,671,849)	25,337,933	339,206,249	924,676	4,092,058	18,625,607
	$931,124,384	$257,676,581	$(326,686,721)	$64,033,297	$926,147,541	$17,556,650	$212,240	$35,339,521

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $996,348,275.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,273,075
Gross Unrealized Depreciation	(16,588,959)

Net Unrealized Appreciation	$20,684,116